Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Net sales	$ 3,525,415		$ 3,358,406	$ 3,106,006	$ 3,226,144	$ 3,428,233		$ 3,307,041	$ 3,065,495	$ 3,214,935	$ 13,215,971		$ 13,015,704		$ 13,145,942
Segment Operating Income											1,790,207		1,791,485		2,002,542
Corporate administration											181,926		185,767		193,367
Income before interest expense and other											1,608,281		1,605,718		1,809,175
Interest expense											82,566		91,552		92,790
Other expense											(31,005)		203,165		139,687
Income before income taxes											1,556,720		1,311,001		1,576,698
Assets	13,274,362					12,540,898					13,274,362		12,540,898		11,170,282
Property, Plant and Equipment, Additions											216,340	[1]	340,335	[1]	247,746	[1]
Depreciation											214,965		213,722		210,508
Net Sales											13,215,971	[2]	13,015,704	[2]	13,145,942	[2]
Disclosure on Geographic Areas, Long-Lived Assets											1824294		1808240		1719968
North America
Segment Reporting Information [Line Items]
Net Sales											7,853,603	[2]	7,844,552	[2]	7,830,517	[2]
Disclosure on Geographic Areas, Long-Lived Assets											861300		871958		867159
International
Segment Reporting Information [Line Items]
Net Sales											5,362,368	[2]	5,171,152	[2]	5,315,425	[2]
Disclosure on Geographic Areas, Long-Lived Assets											962994		936282		852809
Industrial
Segment Reporting Information [Line Items]
Assets	9,501,837					9,388,027					9,501,837		9,388,027		8,696,094
Property, Plant and Equipment, Additions											189,832	[1]	312,392	[1]	219,872	[1]
Depreciation											187,347		187,014		182,853
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											5,693,527		5,637,657		5,708,057
Segment Operating Income											946,493		908,719		960,252
Industrial | International
Segment Reporting Information [Line Items]
Net sales											5,287,916		5,110,332		5,335,138
Segment Operating Income											572,476		602,480		752,155
Aerospace Segment [Member]
Segment Reporting Information [Line Items]
Net sales											2,234,528		2,267,715		2,102,747
Segment Operating Income											271,238		280,286		290,135
Assets	1,359,130					1,139,967					1,359,130		1,139,967		1,033,449
Property, Plant and Equipment, Additions											23,261	[1]	20,838	[1]	19,651	[1]
Depreciation											19,193		19,498		19,395
Corporate
Segment Reporting Information [Line Items]
Assets	2,413,395	[3]				2,012,904	[3]				2,413,395	[3]	2,012,904	[3]	1,440,739	[3]
Property, Plant and Equipment, Additions											3,247	[1]	7,105	[1]	8,223	[1]
Depreciation											$ 8,425		$ 7,210		$ 8,260

[1]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439; 2012 - $28,929)
[2]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[3]	Corporate assets are principally cash and cash equivalents, marketable securities, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.